RESTRICTED CASH	12 Months Ended
Jun. 30, 2023
RESTRICTED CASH

6. RESTRICTED CASH

Restricted cash relates to an amount held in an escrow account by the buyer of the Oregon Property (the “Escrow Account”). The amount held in the Escrow Account is non-interest bearing and restricted for the completion of the buildout of the Oregon Property (Note 11). During the year ended June 30, 2023, withdrawals from the Escrow Account amounted to $862,245 (US $673,040) which were related to the completion of the buildout of the Oregon Property. The balance as at June 30, 2023 amounted to $171,405 (US $129,460) (2022 – $1,033,650 (US $802,500)).